FAIR VALUE MEASUREMENTS - Changes in fair value (Details) - Private Placement Warrant Liability	3 Months Ended
Mar. 31, 2021 USD ($)
Fair value, December 31, 2020	$ 14,685,000
Recogized gain on changes in fair value	3,738,000
Fair value, March 31, 2021	$ 10,947,000